Partners' Capital - Distribution to Unitholders (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified			1 Months Ended		3 Months Ended		6 Months Ended		1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jan. 22, 2013 Common units	Jan. 23, 2012 Common units	Apr. 22, 2013 Common units	Apr. 24, 2012 Common units	Jun. 30, 2013 Common units	Jun. 30, 2012 Common units	Jan. 22, 2013 Preferred units	Jan. 23, 2012 Preferred units	Apr. 22, 2013 Preferred units	Apr. 24, 2012 Preferred units	Jun. 30, 2013 Preferred units
Distributions [Line Items]
Dividends declared			$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.465	$ 0.465	$ 0.21375	$ 0	$ 0.21375	$ 0	$ 0.4275
Common units entitled to distribution	69,372,077	69,372,077	69,372,077	69,372,077	69,372,077	69,372,077
Preferred units entitled to distribution	24,655,554	15,555,554							15,555,554	0	24,655,554	0
General partner and IDR distributions			$ 329	$ 329	$ 329	$ 329